Subsequent Events	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events

NOTE 12. SUBSEQUENT EVENTS

Business Combination Agreement

On February 10, 2021, the Company entered into a Business Combination Agreement (as it may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”), by and among the Company, Artemis Acquisition Sub Inc., a Delaware corporation (“Artemis Merger Sub”), and Archer Aviation Inc., a Delaware corporation (“Archer”).

The Business Combination Agreement and the transactions contemplated thereby were approved by the boards of directors of each of the Company and Archer.

The Business Combination Agreement provides for, among other things, the following transactions on the date of closing of the Business Combination (the “Closing”): (i) Atlas will amend and restate its certificate of incorporation (the “Post-Closing Atlas Certificate of Incorporation”), pursuant to which, among other things, Atlas will have a dual-class share structure with (A) shares of Class A common stock that will carry voting rights in the form of one vote per share (the “New Class A Common Stock”), and (B) shares of Class B common stock that will carry voting rights in the form of ten votes per share (the “New Class B Common Stock” and, together with the New Class A Common Stock, the “New Atlas Common Stock”), and (ii) Artemis Merger Sub will merge with and into Archer, with Archer as the surviving company in the merger and, after giving effect to such merger, continuing as a wholly-owned subsidiary of Atlas (the “Merger”).

The Merger and the other transactions contemplated by the Business Combination Agreement are hereinafter referred to as the “Business Combination”.

The Business Combination is subject to customary closing conditions, including, without limitation, the receipt of the required approval by Atlas’ stockholders.

In accordance with the terms and subject to the conditions of the Business Combination Agreement, at the effective time of the Merger, (i) outstanding shares of common stock and preferred stock of Archer will be converted into a right to receive a number of shares of New Class B Common Stock determined on the basis of an implied Archer equity value of $2,525,000,000 (the “Implied Equity Value”), (ii) all stock awards (whether vested or unvested) to purchase Archer common stock will be converted into stock awards to purchase a number of shares of New Class B Common Stock based on an exchange ratio derived from the Implied Equity Value, and (iii) outstanding warrants (whether vested or unvested) to purchase Archer common stock will be converted into warrants to purchase a number of shares of New Class B Common Stock determined on the basis of the Implied Equity Value. The former Archer equity holders will have the right to convert their shares of New Class B Common Stock into shares of New Class A Common Stock pursuant to the Post-Closing Atlas Certificate of Incorporation.

PIPE Financing (Private Placement)

Concurrently with the execution of the Business Combination Agreement, the Company entered into subscription agreements (the “Subscription Agreements”) with certain investors. Pursuant to the Subscription Agreements, each investor agreed to subscribe for and purchase, and the Company agreed to issue and sell to such investors, on the Closing Date (as defined in the Business Combination Agreement) substantially concurrently with the Closing (as defined in the Business Combination Agreement), an aggregate of 60,000,000 shares of the Company’s Class A Common Stock for a purchase price of $10.00 per share, for aggregate gross proceeds of $600 million (the “PIPE Financing”).

The closing of the PIPE Financing is contingent upon, among other things, the substantially concurrent consummation of the Business Combination. The Subscription Agreements provide that Atlas will grant the investors in the PIPE Financing certain customary registration rights.

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements except as disclosed in Note 1 under Business Combination Agreement.

Archer Aviation Inc
Subsequent Events

12.      Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date of the issuance of these financial statements. Other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

Silicon Valley Bank Loan and Security Agreement

On July 9, 2021, Archer, as the borrower, entered into a Loan and Security Agreement with Silicon Valley Bank (“SVB”) and SVB Innovation Credit Fund VIII, L.P. (“SVB Innovation”) as the lenders, and SVB as the collateral agent. The total principal amount of the loans is $20,000 (the “Term Loans”), and all obligations due under the Term Loans are collateralized by all of Archer’s right, title, and interest in and to its specified personal property in favor of the collateral agent. The interest rate on the loans is a floating rate per annum equal to the greater of (1) 8.5% and (2) the Prime Rate plus the Prime Rate Margin, which increases by 2% per annum upon the occurrence of an event of default. The Term Loans are subject to a final payment fee ranging between zero and 5.5% of the original aggregate principal amount depending on the timing of repayment and whether the SPAC transaction occurs.

Additionally, in conjunction with the issuance of the Term Loans, the Company agreed to issue 211,641 warrants to SVB and 211,641 warrants to SVB Innovation, totaling 423,282 warrants. Each warrant provides SVB and SVB Innovation with the right to purchase one share of Archer common stock. The warrants have an exercise price of $17.30 per share and expire on the 10th anniversary of the issuance date. The number and exercise price of the warrants are subject to adjustment if the Atlas merger closing occurs on or before October 10, 2021. As of the date of the merger with Atlas, the warrants were exchanged into public warrants and became 732,280 shares at the exercise price of $11.50. The Company accounts for the warrants in accordance with the guidance contained in ASC 815-40, Derivatives and Hedging – Contracts in Entity’s Own Equity, under which the warrants do not meet the criteria for equity treatment and must be recorded as liabilities. Accordingly, the Company classifies the warrants as liabilities at their fair value and adjusts the warrants to fair value at each reporting period. This liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized as a gain or loss in the Company’s statement of operations.

FCA Italy S.p.A. Manufacturing Consulting and Warrant Agreements

On July 19, 2021, Archer entered into a manufacturing consulting agreement with an affiliate of FCA, FCA Italy S.p.A. (“FCA Italy”), in which both parties agreed to work together to complete a series of fixed duration projects to develop manufacturing and production processes for the sale of the Company’s aircraft. In conjunction with the manufacturing consulting agreement, the Company issued a warrant to FCA Italy, in which FCA Italy will have the right to purchase up to 1,070,000 shares of Archer’s common stock at an exercise price of $0.01 per share. Shares under the warrant will vest in accordance with two events, including the execution of the manufacturing consulting agreement and 12 months from the effective date of the agreement.

13.Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through March 8, 2021, which is the date the financial statements were available to be issued. Other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Whisman Lease Agreement

On December 11, 2020, the Company entered into an agreement to lease approximately 14,660 square feet of R&D space for 30 months with an option to extend for one subsequent 12-month period. The Company obtained control of the leased property on January 11, 2021 and recognized the right-of-use asset and lease liability in January 2021.

Merger Agreement with Atlas Crest

On February 10, 2021, Archer entered into a Business Combination Agreement (the “Merger Agreement”) with Atlas Crest Investment Corp. (“Atlas”) and Artemis Acquisition Sub Inc., a wholly- owned subsidiary of Atlas (“Merger Sub”), with an equity value of the Company of $2,525 million (the “Equity Value”). Pursuant to the Merger Agreement, Archer shall cause Merger Sub to be merged with and into Archer with Archer continuing as the surviving company under the Companies Act following the merger, being a wholly-owned subsidiary of Atlas, and the separate corporate existence of Merger Sub shall cease. Immediately after the completion of the merger, the shareholders of Archer will exchange their interests in Archer for shares of common stock of the combined entity. Additionally, certain investors have agreed to subscribe for and purchase an aggregate of up to $600 million of common stock of the combined company (“PIPE Financing”).

United Collaboration and Warrant Agreement

On January 29, 2021, the Company entered into a purchase agreement and warrant agreement with United Airlines (“United”). Under the terms of the agreements, Archer expects United to provide design and development support and United agreed to a conditional order for $1 billion worth of Archer aircraft, with an option to order an additional quantity of Archer aircraft at the same unit price for an additional aggregate base purchase price of up to $500 million, upon commencement of commercial production of the aircraft. Archer issued up to 14,645,614 warrants (subject to adjustment based on the Exchange Ratio) to United to purchase shares of the Company’s common stock, twenty percent of which have been conditionally assigned to Mesa Airlines pursuant to the terms of the agreements. Each warrant provides United with the right to purchase one share of Archer common stock at an exercise price of $0.01 per share. The warrants will vest in accordance with certain milestones, including among others the agreement of all material terms pursuant to the collaboration agreement, completion of a SPAC transaction by Archer, the certification of the aircraft by the FAA, and the sale of aircraft.